Discontinued Operations (Tables)	12 Months Ended
Aug. 31, 2016
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement Disclosures [Table Text Block]
	August 31	August 31
	2016	2015
	$	$

Revenue	-	59,715
Cost	-	(10,797)
	-	48,918